Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2012
Prepaid expenses and other current assets
Prepaid expenses and other current assets

7. Prepaid expenses and other current assets

        Prepaid expenses and other current assets consist of the following (in thousands):

	June 30, 2012	December 31, 2011
Prepaid other expense	$200	$31
Prepaid insurance	9	13

	$209	$44